Segmented Information (Tables)	12 Months Ended
Jan. 31, 2025
Segmented Information
Schedule of segment breakdown of measures of profit

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Revenues	651,000	572,931	486,014
Less:
Headcount-related costs, including stock compensation expense	249,887	226,897	195,261
Cost of revenues and network charges (exclusive of other items presented separately)	67,212	53,797	33,996
SaaS software and maintenance	23,066	19,908	16,476
Other segment items	54,723	63,505	44,445
Depreciation	5,589	5,474	5,225
Amortization of intangible assets	69,399	60,501	60,177
	469,876	430,082	355,580
Income from operations	181,124	142,849	130,434
Interest expense	(1,004)	(1,363)	(1,167)
Investment and other income	11,513	9,666	4,461
Income before taxes	191,633	151,152	133,728
Income tax expense	48,360	35,245	31,492
Net income, as reported on Consolidated Statements of Operations	143,273	115,907	102,236

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	1,004	1,363	1,167
Investment and other income	(11,513)	(9,666)	(4,461)
Income tax expense	48,360	35,245	31,492
Depreciation expense	5,589	5,474	5,225
Amortization of intangible assets	69,399	60,501	60,177
Stock-based compensation and related taxes	21,098	17,005	13,920
Other charges (Note 20)	7,466	21,649	5,441
Adjusted EBITDA	284,676	247,478	215,197

Schedule of disaggregated revenue information by geographic location of customer and revenue

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Revenues
United States	439,103	382,176	307,102
Europe, Middle-East and Africa	153,004	137,164	126,942
Canada	39,254	35,422	34,547
Asia Pacific	19,639	18,169	17,423
	651,000	572,931	486,014

Schedule of disaggregated revenue information by product and services

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Revenues
License	5,715	5,326	8,385
Services	590,243	520,930	435,734
Professional services and other	55,042	46,675	41,895
	651,000	572,931	486,014

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	January 31,	January 31,
	2025	2024
Total long-lived assets
United States	246,048	178,843
Europe, Middle-East and Africa	49,737	26,298
Canada	31,007	47,072
Asia Pacific	6,959	10,386
	333,751	262,599